Employee Benefit Plan, Schedule, Delinquent Participant Contribution (Details) - NCE ESSOP	12 Months Ended
Dec. 31, 2025 USD ($) [1]
EBP, Schedule of Delinquent Participant Contribution [Line Items]
EBP, Schedule of Delinquent Participant Contribution, Not Corrected	$ 0
EBP, Schedule of Delinquent Participant Contribution, Corrected Outside VFCP	2,747,443
EBP, Schedule of Delinquent Participant Contribution, Pending Correction in VFCP	0
EBP, Schedule of Delinquent Participant Contribution, Corrected	$ 0

[1]	Lost earnings associated with the late contributions were remitted on July 3, 2024.